Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 4,563,775	$ 3,781,084
Amount recognized in statements profit or loss [Abstract]
Ending balance	4,030,547	4,563,775
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	2,112,521
Amount recognized in statements profit or loss [Abstract]
Ending balance	2,402,632	2,112,521
Effects from unrealized gains from fair value measurements	0	0
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	214,938	782,673
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	0	41,026
Amount recognized in statements profit or loss [Abstract]
Loss on revaluation of vessels	(16,136)	(39,199)
Total gains (losses) recognized in other comprehensive income and in statements of operations	(16,136)	1,827
Additions and disposals, net	(16,747)	(569,562)
Ending balance	182,055	214,938
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,897,583	1,385,153
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	330,571	377,593
Amount recognized in statements profit or loss [Abstract]
Loss on revaluation of vessels	0	0
Total gains (losses) recognized in other comprehensive income and in statements of operations	330,571	377,593
Additions and disposals, net	(7,577)	134,837
Ending balance	$ 2,220,577	$ 1,897,583